Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid in Capital [Member]	Contributed Capital Surplus [Member]	Retained (Deficit) Earnings [Member]
Balance at beginning of year at Dec. 31, 2009		$ 171	$ 0	$ 179,019	$ 60,520
Balance at beginning of year (in shares) at Dec. 31, 2009	17,100,000
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	7,325,699
Shares issued		73	131,026
Restricted stock unit expense	0		0
Net (loss) income	38,557				38,557
Distributions to shareholders				0	(33,465)
Balance at end of year at Dec. 31, 2010	375,901	244	131,026	179,019	65,612
Balance at end of year (in shares) at Dec. 31, 2010	24,425,699
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	0
Shares issued		0	0
Restricted stock unit expense	230		230
Net (loss) income	32,652				32,652
Distributions to shareholders				0	(48,851)
Balance at end of year at Dec. 31, 2011	359,932	244	131,256	179,019	49,413
Balance at end of year (in shares) at Dec. 31, 2011	24,425,699
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	11,301
Shares issued		0	0
Restricted stock unit expense	906		510
Net (loss) income	(53,429)				(53,429)
Distributions to shareholders				(29,319)	0
Balance at end of year at Dec. 31, 2012	$ 277,694	$ 244	$ 131,766	$ 149,700	$ (4,016)
Balance at end of year (in shares) at Dec. 31, 2012	24,437,000